Interest receivables, net of credit impairment losses (Details 1) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Credit impairment losses as at January 1	¥ 1,782	¥ 508
Changes on initial application of IFRS 9	0	1,944
Transfer to loans receivable credit impairment losses	(1,782)	(670)
Credit impairment losses as at December 31	¥ 0	¥ 1,782